Net finance (costs)/income	12 Months Ended
Dec. 31, 2024
Net finance (costs)/income
Net finance (costs)/income

7Net finance (costs)/income

	2024	2023	2022
	£ 000	£ 000	£ 000
Fair value movements on convertible loan notes	(12,363)	—	—
In-kind interest on convertible loan notes	(17,171)	(16,160)	(14,897)
Interest expense on leases	(156)	(199)	(143)
Foreign exchange loss	(5,174)	—	(13,338)
Other	(82)	(101)	(116)
Total finance costs	(34,946)	(16,460)	(28,494)
Interest income on deposits	2,162	3,356	623
Foreign exchange gain	—	12,867	—
Fair value movements on convertible loan notes	—	15,705	25,723
Fair value movements on warrant liabilities	479	3,873	5,880
Total finance income	2,641	35,801	32,226
Substantial modification of convertible loan notes	(457,228)	—	—
Fair value movements on convertible loan notes	(230,495)	—	—
Total related party finance costs	(687,723)	—	—
Net finance (costs)/income	(720,028)	19,341	3,732

The substantial modification of convertible loan notes includes £1,370 thousand of directly attributable transaction costs - for more information on finance income/(costs) arising on convertible loan notes see note 23.